Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 3,027
Cancelable fixed term maximum lease commitment due, through 2024		¥ 57,388
Cancelable fixed term maximum lease commitment due, thereafter		64,222
Rental payments made under cancelable operating lease agreements		17,564
Payments for computer systems under non-cancelable contracts	7,139	7,355	¥ 5,922
Estimated construction costs	78,509
Total unused credit and capital amount available	377,870
Guarantee Obligations Maximum Exposure	1,217,122	1,059,899
Guarantee Obligations Current Carrying Value	53,877	55,245
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	1,643,060	593,062
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	490,839	500,499
Guarantee Obligations Current Carrying Value	6,065	6,707
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	715,000	1,089,000
Guarantee Obligations Current Carrying Value	¥ 2,498	¥ 2,559